UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

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                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 HGK Equity Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2004                                                        (Unaudited)


                                             Market
                                             Value
HGK EQUITY VALUE FUND          Shares        (000)
-----------------------------------------------------
COMMON STOCK (96.3%)
AEROSPACE & DEFENSE (3.7%)
  General Dynamics              2,200       $   217
  United Technologies           2,000           187
                                            -------
                                                404
                                            -------
BANKS (12.5%)
  Bank of America               3,400           289
  JPMorgan Chase                6,000           224
  National City                 8,300           303
  US Bancorp                   10,000           283
  Washington Mutual             7,500           291
                                            -------
                                              1,390
                                            -------
CHEMICALS (1.1%)
  Dow Chemical                  3,000           120
                                            -------
COMPUTERS & SERVICES (6.0%)
  Automatic Data
  Processing                    3,000           126
  Cisco Systems*                5,000           104
  Hewlett-Packard              10,000           201
  Sun Microsystems*            10,000            40
  Sungard Data Systems*         8,500           198
                                            -------
                                                669
                                            -------
DRUGS (9.0%)
  Abbott Laboratories           5,000           197
  McKesson                      9,000           289
  Merck                         6,000           272
  Pfizer                        7,500           240
                                            -------
                                                998
                                            -------
ELECTRICAL SERVICES (5.0%)
  Entergy                       5,000           288
  Public Service
  Enterprise Group              6,800           265
                                            -------
                                                553
                                            -------
FINANCIAL SERVICES (3.3%)
  CIT Group                     3,000           104
  Citigroup                     6,000           265
                                            -------
                                                369
                                            -------
FOOD, BEVERAGE & TOBACCO (7.4%)
  Albertson's                   8,500           207
  HJ Heinz                      4,000           148
  PepsiCo                       5,000           250
  Supervalu                     7,500           214
                                            -------
                                                819
                                            -------
HEALTH CARE (2.5%)
  Medtronic                     5,500           273
                                            -------
HOUSEHOLD PRODUCTS (2.3%)
  Clorox                        5,000           249
                                            -------
INSURANCE (6.9%)
  Allstate                      6,000           283
  Marsh & McLennan              5,000           222


                                             Market
                                             Value
                               Shares        (000)
-----------------------------------------------------
INSURANCE (CONTINUED)
  Torchmark                     5,000       $   261
                                            -------
                                                766
                                            -------
MACHINERY (2.7%)
  Ingersoll-Rand                2,600           179
  Johnson Controls              2,200           124
                                            -------
                                                303
                                            -------
MEDICAL PRODUCTS & SERVICES (4.3%)
  Becton Dickinson              3,700           175
  Johnson & Johnson             5,500           304
                                            -------
                                                479
                                            -------
METALS (1.0%)
  Alcoa                         3,500           112
                                            -------
PAPER & PAPER PRODUCTS (2.1%)
  Kimberly-Clark                3,700           237
                                            -------
PETROLEUM & FUEL PRODUCTS (2.7%)
  Apache                        6,300           293
                                            -------
PETROLEUM REFINING (7.5%)
  Amerada Hess                  4,000           333
  ChevronTexaco                 2,400           229
  Marathon Oil                  7,000           264
                                            -------
                                                826
                                            -------
PRINTING & PUBLISHING (1.7%)
  Gannett                       2,200           183
                                            -------
RAILROADS (1.9%)
  Burlington Northern
  Santa
  Fe                            6,000           213
                                            -------
RESTAURANTS (1.2%)
  McDonald's                    5,000           137
                                            -------
RETAIL (2.7%)
  May Department Stores         7,000           186
  Sears Roebuck                 3,000           110
                                            -------
                                                296
                                            -------
SEMI-CONDUCTORS/INSTRUMENTS (1.5%)
  Intel                         7,000           171
                                            -------
SPECIALTY CONSTRUCTION (2.2%)
  Masco                         8,000           242
                                            -------
TELEPHONES & TELECOMMUNICATIONS (5.1%)
  Alltel                        5,000           260
  SBC Communications           12,000           304
                                            -------
                                                564
                                            -------
TOTAL COMMON STOCK
   (Cost $9,830)                             10,666
                                            -------

SCHEDULE OF INVESTMENTS                          THE ADVISORS' INNER CIRCLE FUND
July 31, 2004                                                        (Unaudited)

                                Face         Market
HGK EQUITY VALUE FUND          Amount        Value
(CONCLUDED)                    (000)         (000)
-----------------------------------------------------
REPURCHASE AGREEMENT (3.7%)
Morgan Stanley, 1.00%,
dated 7/30/04, to be
repurchased on 8/2/04,
repurchase price $412,258
(collateralized by U.S.
Treasury Bond, total market
value $420,471)                $  412       $   412
                                            -------

TOTAL REPURCHASE AGREEMENT
  (Cost $412)                                   412
                                            -------

TOTAL INVESTMENTS (100.0%)
  (Cost $10,242)+                            11,078
                                            -------

OTHER ASSETS AND LIABILITIES, NET (0.0%)          2
                                            -------

NET ASSETS (100.0%)                         $11,080
                                            =======
* NON-INCOME PRODUCING SECURITY
+ AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S
  INVESTMENTS WAS $10,241,795, AND THE UNREALIZED
  APPRECIATION AND DEPRECIATION WERE $1,346,517 AND
  $510,006, RESPECTIVELY.


 For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

 HGK-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.